Other Financial Assets at Fair Value Through Profit or Loss - Parent (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

		Group
	2022	2021
	£m	£m
Loans and advances to customers:
Loans to housing associations	4	12
Other loans	335	502
	339	514
Debt securities	85	112
Equity securities	10	50
	434	676

Santander UK Group Holdings plc
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

	2022	2021
	£m	£m
Debt securities	7,888	4,190
	7,888	4,190